Business Combinations - Kintuk (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Feb. 01, 2018	Dec. 31, 2018	Dec. 31, 2018
Satisfied by:
Gain on bargain purchase			$ 40,142
Kintuk
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	100.00%
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets [Abstract]
Other intangible assets	$ 45
Property, plant and equipment	62,487
Non-current financial assets	50
Total non-current assets acquired	62,582
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets [Abstract]
Inventories	21,314
Trade and other receivables	24,785
Other current assets	1,397
Cash and cash equivalents	29,530
Total current liabilities assumed	77,026
Total assets acquired	139,608
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities [Abstract]
Deferred tax liabilities	90
Total non-current liabilities acquired	90
IFRS Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities [Abstract]
Trade and other payables	18,048
Provisions	735
Current income tax liabilities	396
Other current liabilities	4,066
Total current liabilities assumed	23,245
Total liabilities assumed	23,335
Net assets acquired	116,273
Satisfied by:
Cash	49,909
Contingent consideration	26,222
Acquisition Consideration	76,131
Gain on bargain purchase	40,142
Less: cash and cash equivalent balances acquired	(29,530)
Net cash outflow arising on acquisition	$ 20,379
Fair value of trade receivables		$ 11,900	11,900
Gain loss relating to acquired receivables			0
Kintuk | Minimum
Satisfied by:
Contingent consideration arrangements		0	0
Kintuk | Maximum
Satisfied by:
Contingent consideration arrangements		60,000	60,000
Ferroglobe Mangan Norge And Ferroglobe Manganese France Member
Satisfied by:
Revenue of combined entity			2,289,931
profit of combined entity			$ 45,007
Ferroglobe Mangan Norge And Ferroglobe Manganese France Member | Minimum
Satisfied by:
Discount rates			11.00%
Average simulated revenues			$ 269,256
Revenue of acquiree		112,445
Loss of acquiree		10,148
Ferroglobe Mangan Norge And Ferroglobe Manganese France Member | Maximum
Satisfied by:
Contingent consideration arrangements		60,000	$ 60,000
Period of contingent consideration applied to sales			8 years 6 months
Discount rates			11.50%
Average simulated revenues			$ 312,526
Revenue of acquiree		117,852
Loss of acquiree		$ 10,436